Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party	6 Months Ended
Mar. 31, 2024
Wangxiancai Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Company since then
Key Space (S) Pte Ltd (“Key Space”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	Chief Executive Officer
Mr. Sun Zhichen [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Relationship with the Group	Chief Financial Officer